Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Accumulated Earnings/(Deficit) [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2022	$ 1,110,710	$ 34	$ 866,455	$ 0	$ (32,837)	$ 275,790	$ 1,268
Share-based compensation expense	96	0	96	0	0	0	0
Net income/loss attributable to Sohu.com Limited and noncontrolling interest shareholders	(30,644)	0	0	0	0	(30,379)	(265)
Repurchase of Sohu Ordinary Shares, represented by ADSs	(6,560)	0	0	(6,560)	0	0	0
Disposal of a partially-held subsidiary	(681)	0	0	0	0	0	(681)
Other comprehensive income/loss	(13,643)	0	0	0	(13,643)	0	0
Ending balance at Dec. 31, 2023	1,059,278	34	866,551	(6,560)	(46,480)	245,411	322
Share-based compensation expense	73	0	73	0	0	0	0
Net income/loss attributable to Sohu.com Limited and noncontrolling interest shareholders	(100,238)	0	0	0	0	(100,269)	31
Repurchase of Sohu Ordinary Shares, represented by ADSs	(40,875)	(4)	(42,794)	1,923	0	0	0
Reversal of transaction costs related to business acquisitions	16,119	0	16,119	0	0	0	0
Other comprehensive income/loss	(11,669)	0	0	0	(11,669)	0	0
Ending balance at Dec. 31, 2024	922,688	30	839,949	(4,637)	(58,149)	145,142	353
Share-based compensation expense	6	0	6	0	0	0	0
Net income/loss attributable to Sohu.com Limited and noncontrolling interest shareholders	394,086	0	0	0	0	394,095	(9)
Repurchase of Sohu Ordinary Shares, represented by ADSs	(54,077)	(4)	(55,617)	1,544	0	0	0
Other comprehensive income/loss	15,368	0	0	0	15,368	0	0
Ending balance at Dec. 31, 2025	$ 1,278,071	$ 26	$ 784,338	$ (3,093)	$ (42,781)	$ 539,237	$ 344